Nature of Operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2023	Apr. 03, 2023	Jan. 10, 2023	Dec. 21, 2022	May 30, 2022	Jul. 19, 2021
Organization and Nature of Business [Abstract]
Operations lost	$ 5,300,000		$ 11,100,000
Non-cash expenses	1,800,000
Non-cash operating expenses	849,000
Cash flows from operations	(1,820,310)	$ (3,419,082)	(5,284,498)	$ (6,484,287)
Total current assets	1,253,076		2,856,868	6,495,079
Cash			792,000,000,000
Total current liabilities	6,422,263		$ 7,430,897	$ 11,059,207
Convertible notes payable	$ 1,600,000
Common stock , shares issued (in Shares)	13,561,499		12,370,002	10,243,442				11,000	1,583,807	867,767
Common stock, per shares (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Operation amount			$ 5,800,000
Total current assets	$ 5,000		92,497	$ 14,813
Total current assets			792,000
Total current liabilities			7,400,000
Non-cash expenses			3,600,000
Convertible notes payable	1,970,000		2,400,000
NYIAX [Member]
Organization and Nature of Business [Abstract]
Total current assets	1,300,000
Cash	1,142,000
Total current liabilities	$ 6,400,000
Common stock , shares issued (in Shares)					1,750,000
Common stock, per shares (in Dollars per share)					$ 4
Convertible Notes Payable [Member]
Organization and Nature of Business [Abstract]
Operating activities			5,800,000
Convertible notes payable						$ 2,000,000	$ 500,000
2023B Convertible Note Payable [Member]
Organization and Nature of Business [Abstract]
Sales of convertible notes			1,970,000
NYIAX [Member]
Organization and Nature of Business [Abstract]
Total current assets			2,900,000
Total current assets			2,900,000
Total current liabilities			$ 7,400,000